13F-
12/31/2006
0001353342
$yw2qzog
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  February 14, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACME PACKET INC		 COMMON STOCK	  004764106	1238    60000 SH       SOLE     01           60000        0        0
D AMERICA MOVIL S A DE C V	 SPON ADR L SHS   02364W105	5336   118000 SH       SOLE     01          118000        0        0
D AVENTINE RENEWABLE ENERGY	 COMMON STOCK	  05356X403	 982    41700 SH       SOLE     01           41700        0        0
D BOEING CO	                 COMMON STOCK     097023105	3554    40000 SH       SOLE     01           40000        0        0
D CANADIAN SOLAR INC             COMMON STOCK     136635109     1362   130000 SH       SOLE     01          130000        0        0
D CHINA GRENTECH CORP LTD	 ADR		  16938P107     1516    82231 SH       SOLE     01           82231        0        0
D COMCAST CORP NEW		 CL A		  20030N101     3598    85000 SH       SOLE     01           85000        0        0
D CONOCOPHILLIPS		 COMMON STOCK	  20825C104     3957    55000 SH       SOLE     01           55000        0        0
D EQUINIX INC			 COM NEW 	  29444U502     3350    44295 SH       SOLE     01           44295        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     6838   103000 SH       SOLE     01          103000  	  0        0
D GEVITY HR INC                  COMMON STOCK     374393106     3662   154593 SH       SOLE     01          154593        0        0
D GRUPO AEROPORTUARIO CTR NORT   SPONSORED ADR    400501102      334    15000 SH       SOLE     01           15000        0        0
D HARTFORD FINL SVCS GROUP INC	 COMMON STOCK     416515104     3732    40000 SH       SOLE     01           40000        0        0
D HOME SOLUTIONS AMER INC	 COMMON STOCK     437355100      469    80000 SH       SOLE     01           80000        0        0
D INFINEON TECHNOLOGIES AG	 SPONSORED ADR    45662N103     5472   390000 SH       SOLE     01          390000        0        0
D INTEL CORP	                 COMMON STCOK     458140100     4607   227500 SH       SOLE     01          227500        0        0
D ISHARES TR	                 FTSE XNHUA IDX   464287184     6687    60000 SH       SOLE     01           60000        0        0
D KBR INC	                 COMMON STCOK     48242W106     1570    60000 SH       SOLE     01           60000        0        0
D KIRBY CORP		         COMMON STOCK     497266106     3249    95200 SH       SOLE     01           95200        0        0
D MARTIN MARIETTA MATLS INC	 COMMON STOCK     573284106     5975    57500 SH       SOLE     01           57500        0        0
D MEDCO HEALTH SOLUTIONS INC	 COMMON STOCK     58405U102     3634    68000 SH       SOLE     01           68000        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206      872    90000 SH       SOLE     01           90000        0        0
D PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     2008    19500 SH       SOLE     01           19500        0        0
D PRUDENTIAL FINL INC            COMMON STOCK     744320102     3718    43300 SH       SOLE     01           43300        0        0
D SPRINT NEXTEL CORP		 COM FON	  852061100     1832    97000 SH       SOLE     01           97000        0        0
D STATION CASINOS INC		 COMMON STOCK	  857689103     1633    20000 SH       SOLE     01           20000        0        0
D SUNPOWER CORP      		 COM CL A         867652109     3791   102000 SH       SOLE     01          102000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     4587   270000 SH       SOLE     01          270000        0        0
D TIM PARTICIPACOES S A	         SPONS ADR PFD    88706P106     2579    74500 SH       SOLE     01           74500        0        0
D UNIBANCO-UNIAO DE BANCOS BRA	 GDR REP PFD UT   90458E107     3756    40400 SH       SOLE     01           40400        0        0
D VULCAN MATLS CO		 COMMON STOCK	  929160109     5617    62500 SH       SOLE     01           62500        0        0
D WESTERN UN CO			 COMMON STOCK	  959802109     3867   172500 SH       SOLE     01          172500        0        0
D WNS HOLDINGS LTD		 SPONSORED ADR	  92932M101     4447   143000 SH       SOLE     01          143000        0        0


S REPORT SUMMARY                 33 DATA RECORDS              109829        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/06
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            33
               Total Records                   33
               Total Omitted                    0
Report Market Value x($1000)               109829
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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